Transactions With Related Parties, Central Shipping Inc (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Minimum [Member]
Transactions with Related Parties [Abstract]
CPI	2.00%
Maximum [Member]
Transactions with Related Parties [Abstract]
CPI	5.00%
Related Party [Member] | CSI [Member]
Transactions with Related Parties [Abstract]
Notice period to terminate agreement	18 months
Number of months of fees payable used to determine termination fee	12 months
Daily management fee per vessel	$ 651
Commencement period of daily management prior to scheduled delivery of vessel	3 months
Daily fee for superintendent visits	$ 592
Chartering commission percentage	1.25%
Commission percentage on all gross vessel sale proceeds or the purchase price paid for vessels	1.00%
Financing fee percentage	0.20%
Supervision services fee percentage	7.00%
Initial term of agreement	5 years
Increase in fees payable if CPI is less than 2%	2.00%
Increase in fees payable if CPI is more than 5%	5.00%
Percentage of newbuilding vessels monitoring fee paid on purchase of newbuilding construction contract	25.00%
Percentage of newbuilding vessels monitoring fee paid on steel cutting of newbuilding vessel	25.00%
Percentage of newbuilding vessels monitoring fee paid on launching of newbuilding vessel	25.00%
Percentage of newbuilding vessels monitoring fee paid on delivery of newbuilding vessel	25.00%
Due from related parties	$ 480,000	$ 352,000
Transactions with Related Parties [Abstract]
Fees and expenses	4,012,000	3,443,000	$ 4,855,000
Related Party [Member] | CSI [Member] | Capitalized in Vessels, Net [Member]
Transactions with Related Parties [Abstract]
Management fees	0	0	61,000
Supervision services fees	0	0	14,000
Superintendent fees	0	0	129,000
Newbuilding vessels monitoring fee	0	0	455,000
Related Party [Member] | CSI [Member] | Current and Non-Current Portions of Long-term Debt [Member]
Transactions with Related Parties [Abstract]
Financing fees	586,000	164,000	312,000
Related Party [Member] | CSI [Member] | Management Fees - Related Parties [Member]
Transactions with Related Parties [Abstract]
Management fees	1,906,000	1,840,000	1,749,000
Accounting and reporting cost	360,000	360,000	360,000
Related Party [Member] | CSI [Member] | Vessel Operating Expenses [Member]
Transactions with Related Parties [Abstract]
Superintendent fees	46,000	42,000	37,000
Related Party [Member] | CSI [Member] | Gain from Vessel Sales [Member]
Transactions with Related Parties [Abstract]
Commission for sale and purchase of vessels	0	0	730,000
Related Party [Member] | CSI [Member] | Voyage Expenses [Member]
Transactions with Related Parties [Abstract]
Commission on charter hire revenue	1,040,000	1,037,000	1,008,000
Related Party [Member] | CSI [Member] | Dry-Docking Costs [Member]
Transactions with Related Parties [Abstract]
Superintendent fees	$ 74,000	$ 0	$ 0